Dividends	6 Months Ended
Jun. 30, 2018
Interim Financial Reporting [Abstract]
Dividends

3	Dividends
On 6 August 2018, the Directors declared a second interim dividend of $0.10 per ordinary share in respect of the financial year ending 31 December 2018. This distribution amounts to approximately $2,015m and will be payable on 27 September 2018. No liability is recognised in the financial statements in respect of this dividend.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2018			30 Jun 2017			31 Dec 2017
	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip	Per share	Total	Settled in scrip
	$	$m	$m	$	$m	$m	$	$m	$m
Dividends paid on ordinary shares
In respect of previous year:
– fourth interim dividend	0.21	4,197	393	0.21	4,169	1,945	—	—	—
In respect of current year:
– first interim dividend	0.10	2,007	213	0.10	2,005	826	—	—	—
– second interim dividend	—	—	—	—	—	—	0.10	2,014	193
– third interim dividend	—	—	—	—	—	—	0.10	2,005	242
Total	0.31	6,204	606	0.31	6,174	2,771	0.20	4,019	435
Total dividends on preference shares classified as equity (paid quarterly)	31.00	45		31.00	45		31.00	45
Total coupons on capital securities classified as equity		655			576			692
Dividends to shareholders		6,904			6,795			4,756

Total coupons on capital securities classified as equity
				Half-year to
				30 Jun	30 Jun	31 Dec
				2018	2017	2017
		First	Per	Total	Total	Total
	Footnotes	call date	security	$m	$m	$m
Perpetual subordinated capital securities	1
– $2,200m issued at 8.125%		Apr 2013	$2.032	89	89	90
– $3,800m issued at 8.000%		Dec 2015	$2.000	76	152	152
Perpetual subordinated contingent convertible securities	2
– $1,500m issued at 5.625%		Jan 2020	$56.250	42	42	42
– $2,000m issued at 6.875%		Jun 2021	$68.750	69	69	69
– $2,250m issued at 6.375%		Sep 2024	$63.750	72	72	71
– $2,450m issued at 6.375%		Mar 2025	$63.750	78	78	78
– $3,000m issued at 6.000%		May 2027	$60.000	90	—	90
– €1,500m issued at 5.250%		Sep 2022	€52.500	48	42	47
– €1,000m issued at 6.000%		Sep 2023	€60.000	37	32	36
– SGD1,000m issued at 4.700%		Jun 2022	SGD47.000	18	—	17
– €1,250m issued at 4.750%		July 2029	€47.500	36	—	—
Total				655	576	692

1	Discretionary coupons are paid quarterly on the perpetual subordinated capital securities, in denominations of $25 per security.

2	Discretionary coupons are paid twice a year on the perpetual subordinated contingent convertible securities, in denominations of 1,000 per security in each security’s issuance currency.
In March 2018, HSBC issued both $2,350m of 6.250% perpetual subordinated contingent convertible securities and $1,800m of 6.500% perpetual subordinated contingent convertible securities. These contingent convertible securities are classified as equity under IFRSs. Discretionary coupons are paid semi-annually on these contingent convertible securities and none were declared in 1H18. On 4 May 2018, HSBC gave notice to redeem the $2,200m and $3,800m perpetual subordinated capital securities, and from this point the instruments ceased to meet the classification requirements to be recognised as equity. Therefore, the final coupons of $25m and $68m, which were paid respectively upon redemption, are not included in the above.